Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Level 3 - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning balance		$ 10,660,000
Initial value at February 11, 2021			21,177,866
Change in fair value		994,933	(10,517,866)
Fair Value, Ending balance			$ 10,660,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Reclassification of Warrants		(4,110,933)
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Reclassification of Warrants		$ (7,544,000)